Summary of Significant Accounting Policies (Details 3)	Jun. 30, 2014	Dec. 31, 2013	Jun. 30, 2013
Period Ended [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	7.75	7.76
Average Three Months [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	7.75	0	7.76
Average Six Months [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	7.76	0	7.76
Average Annual [Member]
Earning Per Share [Line Items]
Foreign Currency Exchange Rate, Translation	0	7.76	0